CONDENSED BALANCE SHEETS	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
ASSETS
Cash	$ 1,190,307	$ 1,906,348
Prepaid expenses	108,370	237,088
Total current assets	1,298,677	2,143,436
Investments held in trust account		232,301,973
Investments held in brokerage account	232,316,486
Total assets	233,615,163	234,445,409
Current liabilities:
Accounts payable	345,062
Accrued expenses	10,550	49,934
Total current liabilities	355,612	49,934
Deferred underwriting fees payable	8,050,000	8,050,000
Derivative warrant liabilities	30,174,000	33,660,000
Total liabilities	38,579,612	41,759,934
Commitments and Contingencies (Note 7)
Class A ordinary shares subject to possible redemption, 23,000,000 shares at $10.10 redemption value as of September 30, 2021 and December 31, 2020	232,300,000	232,300,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(37,265,024)	(39,615,100)
Total shareholders' deficit	(37,264,449)	(39,614,525)
Total Liabilities and Shareholders' Deficit	233,615,163	234,445,409
Class B ordinary shares
Shareholders' Deficit:
Common stock	$ 575	$ 575